Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies

Note 16. Commitments and Contingencies

Consulting Agreement

In December 2020, the Company entered into a consulting agreement with a certain vendor, whereby they agreed to help develop and implement sales strategies for the Company for $10.0 thousand per month as well as a commission fee as defined in the agreement.

In August 2024, the Company entered into a second agreement (the “Second Agreement”) with the same vendor mentioned above whereby the Company and vendor acknowledged an outstanding accounts payable balance of $408.9 thousand owed to the vendor for services provided. The Second Agreement stipulates that in full and final satisfaction of this balance, the Company will: (i) issue 45,000 shares of its common stock to the vendor immediately prior to and contingent upon the consummation of the Merger (see “Note 1 – Organization”), and (ii) pay $208.9 thousand in cash to the vendor within ten days after the closing of the Merger. If the Merger does not close the $408.9 thousand will be payable to the vendor in cash.

The Company evaluated the feature in the Second Agreement whereby the closing of the Merger triggers the obligation to issue 45,000 shares of the Company’s common stock (the “Conversion Feature”) to determine whether the feature should be considered a freestanding financial instrument (as defined in ASC 480-10-20) or whether it should be considered embedded. The Company determined that the Conversion Feature should be considered embedded because it did not meet the definition of a freestanding financial instrument because it was neither (i) entered into separately and apart from any of the entity’s other financial instruments, nor was it ii) separately exercisable.

After determining that the Conversion Feature should be considered embedded, the Company determined that it did not require bifurcation as an embedded derivative under ASC 815-15 because it did not meet the net settlement criterion to be considered a derivative.

Subsequent to determining that derivative bifurcation for the Conversion Feature was not required, the Company evaluated its obligations to the vendor under the Second Agreement to determine whether the Second Agreement should be accounted for as an extinguishment (in accordance with ASC 470-50) of the Company’s initial obligations (those obligations prior to the Second Agreement under the initial consulting agreement) and an immediate recognition of the new obligations specified in the Second Agreement. The Company determined that the Second Agreement should be accounted for as an extinguishment because the Conversion Feature represented the addition of a substantive conversion option, as that term is used in ASC 470-50-50-10 (and as it is defined in ASC 470-20-40-7). As the Company determined that the Second Agreement should be accounted for as an extinguishment, it calculated a loss on extinguishment (in accordance with ASC 470-50-40-4) equal to the reacquisition price of the new obligations under the Second Agreement less the net carrying amount of the initial obligation under the initial consulting agreement. The reacquisition price was equal to the fair value of the new obligations on the effective date of the Second Agreement, which was determined to be $478.6 thousand, and the net carrying amount of the initial obligation was $408.9 thousand, which resulted in a loss on extinguishment of $69.7 thousand, which is recorded in loss on extinguishment of payable in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2024. In accordance with ASC 470-20-25-13, the offset to the loss on extinguishment of $69.7 thousand was recorded as an increase to additional paid-in capital as the premium associated with the new obligations issued under the Second Agreement was determined to be substantial. The $408.9 thousand obligation incurred under the initial consulting agreement, which is described in the Second Agreement, is recorded in accounts payable in the unaudited condensed consolidated interim balance sheet as of September 30, 2025 and December 31, 2024.

The fair value of the new obligations used to determine the loss on extinguishment was determined using a probability-weighted expected return method/scenario-based method. The significant inputs to the valuation method were an estimate of the probability of the Merger closing, an estimate of the date the Merger will close, an estimate of the fair value of the Fusemachines shares (estimate based on an income approach and market approach in accordance with Internal Revenue Service Ruling 59-60 for compliance with Internal Revenue Code Section 409A) to be issued upon the closing of the Merger, and an estimated discount rate. As the method for estimating the fair value of the new obligations used significant unobservable inputs, it was determined to represent a Level 3 fair value measurement.

Subsequent to September 30, 2025, and upon the closing of the business combination, the Company settled its obligation through the issuance of 29,610 Fuse machines, Pubco Common Stock shares (reflecting the 0.6580 Conversion Ratio applied to 45,000 Company shares) and a cash payment of $0.2 million.

Guarantees and Indemnifications

In the normal course of business, the Company enters into agreements that contain a variety of representations and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To date, the Company has not paid any claims or has been required to defend any action related to its indemnification obligations. As of September 30, 2025 and December 31, 2024, the Company does not have any material indemnification claims that were probable or reasonably possible and consequently has not recorded related liabilities.

Litigation

Fusemachines Inc. received a legal notice dated March 27, 2025, requiring payment of $76.3 thousand to a vendor under a Work Labor & Services agreement due to alleged non-fulfilment of payment obligations. Based on its assessment of the services received and contractual terms, management believes that the amount payable is $41.3 thousand, which has been recognized in its unaudited condensed consolidated interim balance sheet as of September 30, 2025, and intends to contest the remaining portion of the claim. Although there can be no assurance of the outcome of such legal actions, in the opinion of management, the Company does not have a potential liability related to any current legal proceeding or claim that would individually or in the aggregate materially affect its results of operations, financial condition, or cash flows.

Lease obligations

Refer to “Note 17 – Leases” for a description of the Company’s lease obligations as of September 30, 2025 and December 31, 2024.

Note 19. Commitments and Contingencies

Consulting Agreement

In December 2020, the Company entered into a consulting agreement with a certain vendor, whereby they agreed to help develop and implement sales strategies for the Company for $10.0 thousand per month as well as a commission fee as defined in the agreement.

In August 2024, the Company entered into a second agreement (the “Second Agreement”) with the same vendor mentioned above whereby the Company and vendor acknowledged an outstanding accounts payable balance of $408.9 thousand owed to the vendor for services provided. The Second Agreement stipulates that in full and final satisfaction of this balance, the Company will: (i) issue 45,000 shares of its common stock to the vendor immediately prior to and contingent upon the consummation of the Merger (see “Note 1 – Organization”), and (ii) pay $208.9 thousand in cash to the vendor within ten days after the closing of the Merger. If the Merger does not close the $408.9 thousand will be payable to the vendor in cash.

The Company evaluated the feature in the Second Agreement whereby the closing of the Merger triggers the obligation to issue 45,000 shares of the Company’s common stock (the “Conversion Feature”) to determine whether the feature should be considered a freestanding financial instrument (as defined in ASC 480-10-20) or whether it should be considered embedded. The Company determined that the Conversion Feature should be considered embedded because it did not meet the definition of a freestanding financial instrument because it was neither i) entered into separately and apart from any of the entity’s other financial instruments, nor was it ii) separately exercisable.

After determining that the Conversion Feature should be considered embedded, the Company determined that it did not require bifurcation as an embedded derivative under ASC 815-15 because it did not meet the net settlement criterion to be considered a derivative.

Subsequent to determining that derivative bifurcation for the Conversion Feature was not required, the Company evaluated its obligations to the vendor under the Second Agreement to determine whether the Second Agreement should be accounted for as an extinguishment (in accordance with ASC 470-50) of the Company’s initial obligations (those obligations prior to the Second Agreement under the initial consulting agreement) and an immediate recognition of the new obligations specified in the Second Agreement. The Company determined that the Second Agreement should be accounted for as an extinguishment because the Conversion Feature represented the addition of a substantive conversion option, as that term is used in ASC 470-50-50-10 (and as it is defined in ASC 470-20-40-7). As the Company determined that the Second Agreement should be accounted for as an extinguishment, it calculated a loss on extinguishment (in accordance with ASC 470-50-40-4) equal to the reacquisition price of the new obligations under the Second Agreement less the net carrying amount of the initial obligation under the initial consulting agreement. The reacquisition price was equal to the fair value of the new obligations on the effective date of the Second Agreement, which was determined to be $478.6 thousand, and the net carrying amount of the initial obligation was $408.9 thousand, which resulted in a loss on extinguishment of $69.7 thousand, which is recorded in loss on extinguishment of payable in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2024. In accordance with ASC 470-20-25-13, the offset to the loss on extinguishment of $69.7 thousand was recorded as an increase to additional paid-in capital as the premium associated with the new obligations issued under the Second Agreement was determined to be substantial. The $408.9 thousand obligation incurred under the initial consulting agreement, which is described in the Second Agreement, is recorded in accounts payable in the consolidated balance sheet as of December 31, 2024. The same will be subsequently accounted for under amortized cost.

The fair value of the new obligations used to determine the loss on extinguishment was determined using a probability-weighted expected return method/scenario-based method. The significant inputs to the valuation method were an estimate of the probability of the Merger closing, an estimate of the date the Merger will close, an estimate of the fair value of the Fusemachines shares (estimate based on an income approach and market approach in accordance with Internal Revenue Service Ruling 59-60 for compliance with Internal Revenue Code Section 409A) to be issued upon the closing of the Merger, and an estimated discount rate. As the method for estimating the fair value of the new obligations used significant unobservable inputs, it was determined to represent a Level 3 fair value measurement.

Guarantees and Indemnifications

In the normal course of business, the Company enters into agreements that contain a variety of representations and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To date, the Company has not paid any claims or has been required to defend any action related to its indemnification obligations. As of December 31, 2024 and December 31, 2023, the Company does not have any material indemnification claims that were probable or reasonably possible and consequently has not recorded related liabilities.

Litigation

The Company is not party to any material legal proceedings at this time. From time to time, the Company may become involved in various legal proceedings that arise in the ordinary course of its business.

Lease obligations

Refer to “Note 20 – Leases” for a description of the Company’s lease obligations as of December 31, 2024 and December 31, 2023.

CSLM Acquisition Corp [Member]
Commitments and Contingencies

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering, requiring the Company to register such securities for resale. The holders will have the right to require us to register for resale these securities pursuant to a shelf registration under Rule 415 under the Securities Act. The holders of a majority of these securities will also be entitled to make up to three demands, plus short form registration demands, that we register such securities. In addition, the holders will be entitled to certain “piggy-back” registration rights with respect to registration statements filed subsequent to our completion of our initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of the Initial Public Offering to purchase up to 2,475,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discount. The underwriters exercised the over-allotment option in full on January 18, 2022, the date of the Initial Public Offering. The underwriter was entitled to a cash underwriting discount of $0.20 per Unit, or $3,795,000 in the aggregate, which was paid upon the closing of the Initial Public Offering. In addition, the underwriter is entitled to a deferred fee of $0.35 per Unit, or $6,641,250 in the aggregate. The deferred fee is payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On November 28, 2023, the Company and the underwriter entered into an agreement under which (i) the Sponsor will transfer 426,000 Class A ordinary shares held by the Sponsor to the underwriter upon the closing of the Company’s initial business combination and (ii) the underwriter will waive the deferred underwriter fee payable and any deferred underwriting commissions payable pursuant to the underwriter agreement dated April 22, 2021. For avoidance of doubt, the agreement applies only if the initial Business Combination is consummated, and the transfer of shares is effective and completed. Except as specifically amended in the agreement, all terms of the underwriting agreement dated April 22, 2021 shall remain in full force and effect.

Financial Services Agreement

The Sponsor entered into a financial services agreement (the “Financial Services Agreement”) with a service provider (the “Broker-Dealer”) for a period of twelve (12) months commencing October 13, 2022, to provide broker-dealer services. In accordance with the Financial Services Agreement, the Broker-Dealer will be paid a fee in the form of 125,000 shares of common stock in the surviving entity of the proposed business combination with Fusemachines. Compensation due to the Broker-Dealer is in scope of ASC 718 Compensation - Stock Compensation (“ASC 718”) and SAB Topic 5T. The consummation of the initial business combination is considered a performance condition under ASC 718 and stock based compensation should not be recognized until the performance condition is considered probable. As business combinations are not considered probable until consummated, the Company will not recognize compensation costs related to the Consulting Services Agreements until the consummation of the initial business combination. The unrecognized stock-based compensation expense related to the Consulting Agreements was $533,750 as of September 30, 2025 and December 31, 2024.

Consulting Agreements

The Sponsor entered into consulting services agreements (the “Consulting Services Agreements”) with a service provider (the “Consultant”) on April 10, 2023 and September 5, 2023 to provide consulting, advisory and related services to the Sponsor and to the Company on behalf of the Sponsor. In accordance with the Consulting Services Agreements, the Consultant will purchase and the Sponsor will sell 75,000 shares of its Class B ordinary shares of the Company at a price of $0.006 per share in return for such services. The Consulting Services Agreements are contingent upon the consummation of the initial business combination. Compensation due to the Consultant is in scope of ASC 718 Compensation - Stock Compensation (“ASC 718”) and SAB Topic 5T. The consummation of the initial business combination is considered a performance condition under ASC 718 and stock based compensation should not be recognized until the performance condition is considered probable. As business combinations are not considered probable until consummated, the Company will not recognize compensation costs related to the Consulting Services Agreements until the consummation of the initial business combination. The unrecognized stock-based compensation expense related to the Consulting Agreements was $819,950 as of September 30, 2025 and December 31, 2024.

Capital Markets Advisory Agreement

The Company entered into a capital markets advisory agreement (the “Advisory Agreement”) with a service provider (the “Advisor”) on June 21, 2024 to provide capital markets advisory services to the Company. In accordance with the Advisory Agreement, the Advisor will be paid an advisory fee comprised of $100,000 in cash and 75,000 common shares of the post initial business combination entity (the “Advisory Fee”). The Advisory agreement is contingent upon consummation of the initial business combination. The cash compensation due to the Advisor is in scope of ASC 450 Contingencies (“ASC 450”) and the share based compensation due to the Advisor is in scope of ASC 718. The consummation of the initial business combination is considered a loss contingency under ASC 450 and is considered a performance condition under ASC 718 and the Advisory Fee should not be recognized until considered probable. As business combinations are not considered probable until consummated, the Company will not recognize compensation costs related to the Advisory Fee until the consummation of the initial business combination. The unrecognized stock-based compensation expense related to the Advisory Agreement was $607,500 as of September 30, 2025 and December 31, 2024.

NOTE 7 — COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering, requiring the Company to register such securities for resale. The holders will have the right to require us to register for resale these securities pursuant to a shelf registration under Rule 415 under the Securities Act. The holders of a majority of these securities will also be entitled to make up to three demands, plus short form registration demands, that we register such securities. In addition, the holders will be entitled to certain “piggy-back” registration rights with respect to registration statements filed subsequent to our completion of our initial business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of the Initial Public Offering to purchase up to 2,475,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discount. The underwriters exercised the over-allotment option in full on January 18, 2022, the date of the Initial Public Offering. The underwriter was entitled to a cash underwriting discount of $0.20 per Unit, or $3,795,000 in the aggregate, which was paid upon the closing of the Initial Public Offering. In addition, the underwriter is entitled to a deferred fee of $0.35 per Unit, or $6,641,250 in the aggregate. The deferred fee is payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On November 28, 2023, the Company and the underwriter entered into an agreement under which (i) the Sponsor will transfer 426,000 Class A ordinary shares held by the Sponsor to the underwriter upon the closing of the Company’s initial business combination and (ii) the underwriter will waive the deferred underwriter fee payable and any deferred underwriting commissions payable pursuant to the underwriter agreement dated April 22, 2021. For avoidance of doubt, the agreement applies only if the initial Business Combination is consummated, and the transfer of shares is effective and completed. Except as specifically amended in the agreement, all terms of the underwriting agreement dated April 22, 2021 shall remain in full force and effect.

Founder Transaction Bonus Agreement

The founder and Chief Executive Officer of Fusemachines (the “Executive”) is eligible to receive a transaction bonus in cash equal to the lesser of (i) 20% of each dollar of Parent closing cash in excess of $1,000,000, and (ii) $1,000,000 at the time of the closing of the business combination (the “Closing”). The Founder Transaction Bonus Agreement is subject to (i) the Executive actively supporting and working towards the completion of all of the requirements necessary to consummate the transactions contemplated by the Merger Agreement, as reasonably determined by the Company and Parent, prior to the Closing, (ii) the Executive continuing to be employed in good standing by the Company from the date hereof through the Closing, and (iii) the Closing of the Merger. If all of the foregoing conditions are satisfied, the Founder Transaction Bonus Agreement amount shall be paid to the Executive concurrently with the Closing.

Financial Services Agreement

The Sponsor entered into a financial services agreement (the “Financial Services Agreement”) with a service provider (the “Broker-Dealer”) for a period of twelve (12) months commencing October 13, 2022, to provide broker-dealer services. In accordance with the Financial Services Agreement, the Broker-Dealer will be paid a fee in the form of 125,000 shares of common stock in the surviving entity of the proposed business combination with Fusemachines. Compensation due to the Broker-Dealer is in scope of ASC 718 Compensation — Stock Compensation (“ASC 718”) and SAB Topic 5T. The consummation of the initial business combination is considered a performance condition under ASC 718 and stock based compensation should not be recognized until the performance condition is considered probable. As business combinations are not considered probable until consummated, the Company will not recognize compensation costs related to the Consulting Services Agreements until the consummation of the initial business combination. The unrecognized stock-based compensation expense related to the Consulting Agreements was $533,750 as of December 31, 2024 and 2023.

Consulting Agreements

The Sponsor entered into consulting services agreements (the “Consulting Services Agreements”) with a service provider (the “Consultant”) on April 10, 2023 and September 5, 2023 to provide consulting, advisory and related services to the Sponsor and to the Company on behalf of the Sponsor. In accordance with the Consulting Services Agreements, the Consultant will purchase and the Sponsor will sell 75,000 and 100,000 shares (175,000 in the aggregate) of its Class B ordinary shares of the Company at a price of $0.006 per share in return for such services. The Consulting Services Agreements are contingent upon the consummation of the initial business combination. Compensation due to the Consultant is in scope of ASC 718 Compensation — Stock Compensation (“ASC 718”) and SAB Topic 5T. The consummation of the initial business combination is considered a performance condition under ASC 718 and stock based compensation should not be recognized until the performance condition is considered probable. As business combinations are not considered probable until consummated, the Company will not recognize compensation costs related to the Consulting Services Agreements until the consummation of the initial business combination. The unrecognized stock-based compensation expense related to the Consulting Agreements was $819,950 as of December 31, 2024 and 2023.

Capital Markets Advisory Agreement

The Company entered into a capital markets advisory agreement (the “Advisory Agreement”) with a service provider (the “Advisor”) on June 21, 2024 to provide capital markets advisory services to the Company. In accordance with the Advisory Agreement, the Advisor will be paid an advisory fee comprised of $100,000 in cash and 75,000 common shares of the post initial business combination entity (the “Advisory Fee”). The Advisory agreement is contingent upon consummation of the initial business combination. The cash compensation due to the Advisor is in scope of ASC 450 Contingencies (“ASC 450”) and the share based compensation due to the Advisor is in scope of ASC 718. The consummation of the initial business combination is considered a loss contingency under ASC 450 and is considered a performance condition under ASC 718 and the Advisory Fee should not be recognized until considered probable. As business combinations are not considered probable until consummated, the Company will not recognize compensation costs related to the Advisory Fee until the consummation of the initial business combination. The unrecognized stock-based compensation expense related to the Advisory Agreement was $607,500 and $0 as of December 31, 2024 and 2023, respectively.